Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Transition 2015 Fund))	0 Months Ended
Jun. 28, 2011
Class A
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.30%
Acquired Fund Fees and Expenses	0.66%
Total Annual Fund Operating Expenses	1.20%
Class B
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.41%
Acquired Fund Fees and Expenses	0.66%
Total Annual Fund Operating Expenses	2.07%
Class C
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.40%
Acquired Fund Fees and Expenses	0.66%
Total Annual Fund Operating Expenses	2.06%
Class N
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.26%
Acquired Fund Fees and Expenses	0.66%
Total Annual Fund Operating Expenses	1.42%
Class Y
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.66%
Total Annual Fund Operating Expenses	0.79%